N-2 - USD ($) $ / shares in Units, $ in Millions		Aug. 08, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cover [Abstract]
Entity Central Index Key		0001508655
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Sixth Street Specialty Lending, Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Information about our senior securities is shown in the following table as of the end of each fiscal year ended December 31 since we commenced operations and as of June 30, 2023. The report of our independent registered public accounting firm, KPMG LLP, on the senior securities table as of December 31, 2022 is attached as an exhibit to the registration statement of which this prospectus supplement and the accompanying prospectus are a part. This information about our senior securities should be read in conjunction with our consolidated financial statements and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included in our 2022 Annual Report, our Q1 2023 Quarterly Report and our Q2 2023 Quarterly Report.

Class and Year/Period	Total Amount Outstanding Exclusive of Treasury Securities(1) ($ in millions)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
Revolving Credit Facilities
December 31, 2023 (as of June 30, 2023 Unaudited)	$1,050.8	$1,860.9	—	N/A
December 31, 2022	$719.3	$1,885.7	—	N/A
December 31, 2021	$316.4	$2,053.6	—	N/A
December 31, 2020	$472.3	$2,045.4	—	N/A
December 31, 2019	$495.7	$2,004.1	—	N/A
December 31, 2018	$187.5	$2,705.2	—	N/A
December 31, 2017	$486.8	$2,355.3	—	N/A
December 31, 2016	$578.7	$2,376.6	—	N/A
December 31, 2015	$540.3	$2,257.3	—	N/A
December 31, 2014	$283.9	$3,110.3	—	N/A
December 31, 2013	$432.3	$2,329.5	—	N/A
December 31, 2012	$331.8	$2,445.9	—	N/A
December 31, 2011	$155.0	$2,116.7	—	N/A
Convertible Senior Notes due 2019
December 31, 2023 (as of June 30, 2023 Unaudited)	—	—	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	—	—	—	N/A
December 31, 2020	—	—	—	N/A
December 31, 2019	—	—	—	N/A
December 31, 2018	$114.3	$2,705.2	—	N/A
December 31, 2017	$113.7	$2,355.3	—	N/A
December 31, 2016	$113.1	$2,376.6	—	N/A
December 31, 2015	$112.5	$2,257.3	—	N/A
December 31, 2014	$111.9	$3,110.3	—	N/A
Convertible Senior Notes due 2022
December 31, 2023 (as of June 30, 2023 Unaudited)	—	—	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	$100.0	$2,053.6	—	N/A
December 31, 2020	$142.5	$2,045.4	—	N/A
December 31, 2019	$171.9	$2,004.1	—	N/A
December 31, 2018	$171.7	$2,705.2	—	N/A
December 31, 2017	$114.7	$2,355.3	—	N/A
2023 Notes
December 31, 2023 (as of June 30, 2023 Unaudited)	—	—	—	N/A
December 31, 2022	$150.0	$1,885.7	—	N/A
December 31, 2021	$150.0	$2,053.6	—	N/A
December 31, 2020	$150.0	$2,045.4	—	N/A
December 31, 2019	$150.0	$2,004.1	—	N/A
December 31, 2018	$150.0	$2,705.2	—	N/A
2024 Notes
December 31, 2023 (as of June 30, 2023 Unaudited)	$347.0	$1,860.9	—	N/A
December 31, 2022	$346.8	$1,885.7	—	N/A
December 31, 2021	$346.4	$2,053.6	—	N/A
December 31, 2020	$346.1	$2,045.4	—	N/A
December 31, 2019	$297.2	$2,004.1	—	N/A
2026 Notes
December 31, 2023 (as of June 30, 2023 Unaudited)	$298.7	$1,860.9	—	N/A
December 31, 2022	$298.5	$1,885.7	—	N/A
December 31, 2021	$298.1	$2,053.6	—	N/A

(1)	Total amount of each class of senior securities outstanding at carrying value, excluding the impact of deferred financing costs, at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities is shown in the following table as of the end of each fiscal year ended December 31 since we commenced operations and as of June 30, 2023. The report of our independent registered public accounting firm, KPMG LLP, on the senior securities table as of December 31, 2022 is attached as an exhibit to the registration statement of which this prospectus supplement and the accompanying prospectus are a part. This information about our senior securities should be read in conjunction with our consolidated financial statements and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included in our 2022 Annual Report, our Q1 2023 Quarterly Report and our Q2 2023 Quarterly Report.

Class and Year/Period	Total Amount Outstanding Exclusive of Treasury Securities(1) ($ in millions)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
Revolving Credit Facilities
December 31, 2023 (as of June 30, 2023 Unaudited)	$1,050.8	$1,860.9	—	N/A
December 31, 2022	$719.3	$1,885.7	—	N/A
December 31, 2021	$316.4	$2,053.6	—	N/A
December 31, 2020	$472.3	$2,045.4	—	N/A
December 31, 2019	$495.7	$2,004.1	—	N/A
December 31, 2018	$187.5	$2,705.2	—	N/A
December 31, 2017	$486.8	$2,355.3	—	N/A
December 31, 2016	$578.7	$2,376.6	—	N/A
December 31, 2015	$540.3	$2,257.3	—	N/A
December 31, 2014	$283.9	$3,110.3	—	N/A
December 31, 2013	$432.3	$2,329.5	—	N/A
December 31, 2012	$331.8	$2,445.9	—	N/A
December 31, 2011	$155.0	$2,116.7	—	N/A
Convertible Senior Notes due 2019
December 31, 2023 (as of June 30, 2023 Unaudited)	—	—	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	—	—	—	N/A
December 31, 2020	—	—	—	N/A
December 31, 2019	—	—	—	N/A
December 31, 2018	$114.3	$2,705.2	—	N/A
December 31, 2017	$113.7	$2,355.3	—	N/A
December 31, 2016	$113.1	$2,376.6	—	N/A
December 31, 2015	$112.5	$2,257.3	—	N/A
December 31, 2014	$111.9	$3,110.3	—	N/A
Convertible Senior Notes due 2022
December 31, 2023 (as of June 30, 2023 Unaudited)	—	—	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	$100.0	$2,053.6	—	N/A
December 31, 2020	$142.5	$2,045.4	—	N/A
December 31, 2019	$171.9	$2,004.1	—	N/A
December 31, 2018	$171.7	$2,705.2	—	N/A
December 31, 2017	$114.7	$2,355.3	—	N/A
2023 Notes
December 31, 2023 (as of June 30, 2023 Unaudited)	—	—	—	N/A
December 31, 2022	$150.0	$1,885.7	—	N/A
December 31, 2021	$150.0	$2,053.6	—	N/A
December 31, 2020	$150.0	$2,045.4	—	N/A
December 31, 2019	$150.0	$2,004.1	—	N/A
December 31, 2018	$150.0	$2,705.2	—	N/A
2024 Notes
December 31, 2023 (as of June 30, 2023 Unaudited)	$347.0	$1,860.9	—	N/A
December 31, 2022	$346.8	$1,885.7	—	N/A
December 31, 2021	$346.4	$2,053.6	—	N/A
December 31, 2020	$346.1	$2,045.4	—	N/A
December 31, 2019	$297.2	$2,004.1	—	N/A
2026 Notes
December 31, 2023 (as of June 30, 2023 Unaudited)	$298.7	$1,860.9	—	N/A
December 31, 2022	$298.5	$1,885.7	—	N/A
December 31, 2021	$298.1	$2,053.6	—	N/A

(1)	Total amount of each class of senior securities outstanding at carrying value, excluding the impact of deferred financing costs, at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. You should carefully consider the risks set out below and the risk factors incorporated by reference in Part I, Item 1A, “Risk Factors,” in our 2022 Annual Report, Part I, Item IA, “Risk Factors,” in our Q1 2023 Quarterly Report and our Q2 2023 Quarterly Report, and in any subsequent Quarterly Reports on Form
10-Q
or Current Reports on Form
8-K
we file after the date of this prospectus supplement, together with the other information set forth in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference herein and therein, including our consolidated financial statements and the related notes thereto, and any free writing prospectus that we may authorize for use in connection with this offering, as updated by our subsequent filings under the Exchange Act, before making a decision about investing in our securities. The risks and uncertainties set out below and discussed in our 2022 Annual Report, our Q1 2023 Quarterly Report, Q2 2023 Quarterly Report and in the accompanying prospectus are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also materially and adversely affect our business, financial condition and results of operations. In such case, our net asset value and the trading price of our securities could decline, and you may lose all or part of your investment.
Risks Related to This Offering
The Notes are unsecured and therefore are effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.
The Notes are not secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated, or junior, to any secured indebtedness or other obligations we or our subsidiaries have currently incurred and may incur in the future (or any indebtedness that is initially unsecured that we later secure) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of June 30, 2023, we had approximately $1,050.8 million aggregate principal amount of outstanding indebtedness under the Revolving Credit Facility. The Revolving Credit Facility is secured by a perfected first-priority security interest in substantially all the portfolio investments held by us and each guarantor party thereto; the indebtedness thereunder is therefore effectively senior to the Notes to the extent of the value of such assets.
The Notes are structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes are obligations exclusively of TSLX and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes are structurally subordinated, or junior, to all existing and future indebtedness and other obligations (including trade payables) incurred by any of our subsidiaries, financing vehicles or similar facilities and any subsidiaries, financing vehicles or similar facilities that we may in the future acquire or establish. Our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.
Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
As of June 30, 2023 our total consolidated indebtedness was approximately $1,698.3 million aggregate
principal amount outstanding, of which approximately $1,050.8 million was secured indebtedness at the TSLX level and none of which was indebtedness of our subsidiaries, and approximately $647.5 million aggregate principal amount was unsecured indebtedness.
The use of debt could have significant consequences on our future operations, including:

•	making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding indebtedness;

•
resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•	reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•	subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates; and

•	limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control.
We cannot assure you that our business will generate sufficient cash flow from operations or that future borrowings will be available to us under our Revolving Credit Facility or otherwise in an amount sufficient to enable us to pay our indebtedness, including the Notes, or to fund our other liquidity needs. We may need to refinance all or a portion of our indebtedness, including the Notes, on or before it matures. We cannot assure you that we will be able to refinance any of our indebtedness on commercially reasonable terms or at all. If we cannot service our indebtedness, we may have to take actions such as selling assets or seeking additional equity. We cannot assure you that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to our stockholders or on terms that would not require us to breach the terms and conditions of our existing or future debt agreements, including our payment obligations under the Notes.
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes, if any, or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. The Notes are rated by Moody’s Investor Service, or Moody’s, S&P Global Ratings, or S&P, and Fitch Ratings, or Fitch. There can be no assurance that their respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by Moody’s, S&P or Fitch if in any of their respective judgments future circumstances relating to the basis of the credit rating, such as adverse changes in our company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future.
The indenture governing the Notes contains limited protection for holders of the Notes.
The indenture governing the Notes offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes do not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be pari passu, or equal, in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such indebtedness, (3) indebtedness or other obligations of ours that are guaranteed by one or more of our subsidiaries and which therefore are structurally senior to the Notes and (4) indebtedness or obligations (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of those subsidiaries, in each case other than an incurrence of indebtedness or other obligations that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions, but giving effect, in either case, to any exemptive relief granted to us by the SEC;

•	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	enter into transactions with affiliates;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the Notes being redeemed.
If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.
Any default under the agreements governing our indebtedness, including a default under our Revolving Credit Facility or under the 2024 Notes or 2026 Notes, or under other indebtedness to which we may be a party, that is not waived by the required lenders or holders and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes.
If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under our Revolving Credit Facility or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.
If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders under the agreements governing our indebtedness, or other indebtedness that we may incur in the future, to avoid being in default. If we breach our covenants under the agreements governing our indebtedness and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation.
If we are unable to repay debt, lenders having secured obligations, including the lenders under our Revolving Credit Facility, could proceed against the collateral securing the debt. Because our Revolving Credit Facility, 2024 Notes and 2026 Notes have, the indenture will have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder, hereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of Notes” in this prospectus supplement and “Description of Our Debt Securities” in the accompanying prospectus.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event.
Upon the occurrence of a Change of Control Repurchase Event, as defined in the indenture that governs the Notes, as supplemented, subject to certain conditions, we will be required to offer to repurchase all outstanding Notes at 100% of their principal amount, plus accrued and unpaid interest. The source of funds for that purchase of Notes will be our available cash or cash generated from our operations or other potential sources, including borrowings, investment repayments, sales of assets or sales of equity. We cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. The terms of the Revolving Credit Facility provide that certain change of control events will constitute an event of default thereunder entitling the lenders to accelerate any indebtedness outstanding under the credit facility at that time and to terminate the credit facility. In addition, the indentures governing our 2024 Notes and 2026 Notes each contain a provision that would require us to offer to purchase the respective 2024 Notes or 2026 Notes upon the occurrence of a fundamental change.
Any failure to comply with these provisions would constitute an event of default under each of the other agreements governing our indebtedness, including the indenture. Our future debt instruments also may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase all the Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that we will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes or our other debt. See “Description of Notes—Offer to Repurchase Upon a Change of Control Repurchase Event.”

We cannot assure that an active trading market will be maintained for the Notes.
The Notes are a new issue of debt securities and there currently is no trading market for the Notes. We do not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. Certain of the underwriters have advised us that they currently intend to make a market in the Notes but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. In addition, any market-making activity will be subject to limits imposed by law. Accordingly, we cannot assure you that a liquid trading market will be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market is not maintained, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The following table sets forth our consolidated capitalization at June 30, 2023. You should read this table together with “Use of Proceeds” described in this prospectus supplement and our most recent balance sheet included in our 2023 2Q Quarterly Report incorporated by reference in this prospectus supplement.

As of June 30, 2023 (unaudited)
(Amounts in thousands, except share and per share amounts)
Cash and cash equivalents	$25,855
Debt (1)
Revolving Credit Facility	1,050,784
2024 Notes	347,500
2026 Notes	300,000
Total Debt	1,698,284
Stockholders’ Equity
Preferred stock, $0.01 par value; 100,000,000 shares authorized; no shares issued and outstanding	$—
Common stock, $0.01 par value; 400,000,000 shares authorized; 87,905,481 shares issued and 87,241,231 shares outstanding	879
Additional paid-in capital	1,395,409
Treasury stock at cost, 664,250 shares	(10,459)
Distributable earnings	74,700
Total stockholders’ equity	$1,460,529
Total capitalization	$3,184,668

(1)	The above table reflects the principal amount of indebtedness outstanding as of June 30, 2023.

Risks Related to This Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to This Offering
The Notes are unsecured and therefore are effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.
The Notes are not secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated, or junior, to any secured indebtedness or other obligations we or our subsidiaries have currently incurred and may incur in the future (or any indebtedness that is initially unsecured that we later secure) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of June 30, 2023, we had approximately $1,050.8 million aggregate principal amount of outstanding indebtedness under the Revolving Credit Facility. The Revolving Credit Facility is secured by a perfected first-priority security interest in substantially all the portfolio investments held by us and each guarantor party thereto; the indebtedness thereunder is therefore effectively senior to the Notes to the extent of the value of such assets.
The Notes are structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes are obligations exclusively of TSLX and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes are structurally subordinated, or junior, to all existing and future indebtedness and other obligations (including trade payables) incurred by any of our subsidiaries, financing vehicles or similar facilities and any subsidiaries, financing vehicles or similar facilities that we may in the future acquire or establish. Our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.
Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
As of June 30, 2023 our total consolidated indebtedness was approximately $1,698.3 million aggregate
principal amount outstanding, of which approximately $1,050.8 million was secured indebtedness at the TSLX level and none of which was indebtedness of our subsidiaries, and approximately $647.5 million aggregate principal amount was unsecured indebtedness.
The use of debt could have significant consequences on our future operations, including:

•	making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding indebtedness;

•
resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•	reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•	subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates; and

•	limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control.
We cannot assure you that our business will generate sufficient cash flow from operations or that future borrowings will be available to us under our Revolving Credit Facility or otherwise in an amount sufficient to enable us to pay our indebtedness, including the Notes, or to fund our other liquidity needs. We may need to refinance all or a portion of our indebtedness, including the Notes, on or before it matures. We cannot assure you that we will be able to refinance any of our indebtedness on commercially reasonable terms or at all. If we cannot service our indebtedness, we may have to take actions such as selling assets or seeking additional equity. We cannot assure you that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to our stockholders or on terms that would not require us to breach the terms and conditions of our existing or future debt agreements, including our payment obligations under the Notes.
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes, if any, or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. The Notes are rated by Moody’s Investor Service, or Moody’s, S&P Global Ratings, or S&P, and Fitch Ratings, or Fitch. There can be no assurance that their respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by Moody’s, S&P or Fitch if in any of their respective judgments future circumstances relating to the basis of the credit rating, such as adverse changes in our company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future.
The indenture governing the Notes contains limited protection for holders of the Notes.
The indenture governing the Notes offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes do not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be pari passu, or equal, in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such indebtedness, (3) indebtedness or other obligations of ours that are guaranteed by one or more of our subsidiaries and which therefore are structurally senior to the Notes and (4) indebtedness or obligations (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of those subsidiaries, in each case other than an incurrence of indebtedness or other obligations that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions, but giving effect, in either case, to any exemptive relief granted to us by the SEC;

•	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	enter into transactions with affiliates;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the Notes being redeemed.
If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.
Any default under the agreements governing our indebtedness, including a default under our Revolving Credit Facility or under the 2024 Notes or 2026 Notes, or under other indebtedness to which we may be a party, that is not waived by the required lenders or holders and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes.
If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under our Revolving Credit Facility or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.
If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders under the agreements governing our indebtedness, or other indebtedness that we may incur in the future, to avoid being in default. If we breach our covenants under the agreements governing our indebtedness and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation.
If we are unable to repay debt, lenders having secured obligations, including the lenders under our Revolving Credit Facility, could proceed against the collateral securing the debt. Because our Revolving Credit Facility, 2024 Notes and 2026 Notes have, the indenture will have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder, hereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of Notes” in this prospectus supplement and “Description of Our Debt Securities” in the accompanying prospectus.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event.
Upon the occurrence of a Change of Control Repurchase Event, as defined in the indenture that governs the Notes, as supplemented, subject to certain conditions, we will be required to offer to repurchase all outstanding Notes at 100% of their principal amount, plus accrued and unpaid interest. The source of funds for that purchase of Notes will be our available cash or cash generated from our operations or other potential sources, including borrowings, investment repayments, sales of assets or sales of equity. We cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. The terms of the Revolving Credit Facility provide that certain change of control events will constitute an event of default thereunder entitling the lenders to accelerate any indebtedness outstanding under the credit facility at that time and to terminate the credit facility. In addition, the indentures governing our 2024 Notes and 2026 Notes each contain a provision that would require us to offer to purchase the respective 2024 Notes or 2026 Notes upon the occurrence of a fundamental change.
Any failure to comply with these provisions would constitute an event of default under each of the other agreements governing our indebtedness, including the indenture. Our future debt instruments also may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase all the Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that we will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes or our other debt. See “Description of Notes—Offer to Repurchase Upon a Change of Control Repurchase Event.”

We cannot assure that an active trading market will be maintained for the Notes.
The Notes are a new issue of debt securities and there currently is no trading market for the Notes. We do not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. Certain of the underwriters have advised us that they currently intend to make a market in the Notes but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. In addition, any market-making activity will be subject to limits imposed by law. Accordingly, we cannot assure you that a liquid trading market will be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market is not maintained, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Revolving Credit Facilities [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]		$ 1,050.8	$ 719.3	$ 316.4	$ 472.3	$ 495.7	$ 187.5	$ 486.8	$ 578.7	$ 540.3	$ 283.9	$ 432.3	$ 331.8	$ 155.0
Senior Securities Coverage per Unit	[2]		$ 1,860.9	$ 1,885.7	$ 2,053.6	$ 2,045.4	$ 2,004.1	$ 2,705.2	$ 2,355.3	$ 2,376.6	$ 2,257.3	$ 3,110.3	$ 2,329.5	$ 2,445.9	$ 2,116.7
Preferred Stock Liquidating Preference	[3]		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Convertible Senior Notes due 2019 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 114.3	$ 113.7	$ 113.1	$ 112.5	$ 111.9
Senior Securities Coverage per Unit	[2]		$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,705.2	$ 2,355.3	$ 2,376.6	$ 2,257.3	$ 3,110.3
Preferred Stock Liquidating Preference	[3]		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Convertible Senior Notes due 2022 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]		$ 0.0	$ 0.0	$ 100.0	$ 142.5	$ 171.9	$ 171.7	$ 114.7
Senior Securities Coverage per Unit	[2]		$ 0	$ 0	$ 2,053.6	$ 2,045.4	$ 2,004.1	$ 2,705.2	$ 2,355.3
Preferred Stock Liquidating Preference	[3]		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
2023 Notes
Financial Highlights [Abstract]
Senior Securities Amount	[1]		$ 0.0	$ 150.0	$ 150.0	$ 150.0	$ 150.0	$ 150.0
Senior Securities Coverage per Unit	[2]		$ 0	$ 1,885.7	$ 2,053.6	$ 2,045.4	$ 2,004.1	$ 2,705.2
Preferred Stock Liquidating Preference	[3]		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
2024 Notes
Financial Highlights [Abstract]
Senior Securities Amount	[1]		$ 347.0	$ 346.8	$ 346.4	$ 346.1	$ 297.2
Senior Securities Coverage per Unit	[2]		$ 1,860.9	$ 1,885.7	$ 2,053.6	$ 2,045.4	$ 2,004.1
Preferred Stock Liquidating Preference	[3]		$ 0	$ 0	$ 0	$ 0	$ 0
2026 Notes
Financial Highlights [Abstract]
Senior Securities Amount	[1]		$ 298.7	$ 298.5	$ 298.1
Senior Securities Coverage per Unit	[2]		$ 1,860.9	$ 1,885.7	$ 2,053.6
Preferred Stock Liquidating Preference	[3]		$ 0	$ 0	$ 0
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		400,000,000
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		100,000,000

[1]	Total amount of each class of senior securities outstanding at carrying value, excluding the impact of deferred financing costs, at the end of the period presented.
[2]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
[3]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.